Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
F | Fidelity U.S. Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst1_SupplementTextBlock	Supplement to the
Spartan® U.S. Bond Index Fund
Class F
October 30, 2015
Prospectus

Effective June 14, 2016, Spartan® U.S. Bond Index Fund will be renamed Fidelity® U.S. Bond Index Fund

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.03%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.03%

A Adjusted to reflect current fees.

1 year	$ 3
3 years	$ 10
5 years	$ 17
10 years	$ 39